ALPS FUND SERVICES, INC.
1290 Broadway, Suite 1100
Denver, Colorado 80203

June 10, 2016

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street N.E.
Washington, DC  20549

Re:	Liberty All-Star Growth Fund, Inc. (811-04537 and 005-84682)

To Whom It May Concern:

On behalf of the Liberty All-Star Growth Fund, Inc. (the “Growth Fund”), attached hereto is a preliminary proxy statement pursuant to Schedule 14A that contains a shareholder proposal to consider for approval a new Portfolio Management Agreement for the Growth Fund.

If you have any comments or questions regarding this filing, please contact me at 720.917.0711.

Sincerely,

/s/ Alex J. Marks
Alex J. Marks
Secretary

cc:	Abigail Murray, Vice President and Senior Counsel, ALPS Fund Services, Inc.
Clifford Alexander, K&L Gates LLP